DERIVATIVE LIABILITY (Schedule of continuity of derivative liabilities) (Details) - Earn out shares [Member] - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Derivative [Line Items]
Beginning balance	$ 108,233	$ 239,700	$ 1,006,368
Loss/(Gain) on change in fair value of derivative liability	(22,189)	451,372	(742,483)
Settlement		(575,136)
Effect of foreign exchange	(1,173)	(7,703)	(24,185)
Ending balance	$ 84,871	$ 108,233	$ 239,700